Related parties - Prescribed Officers' unvested LTI holdings (Details) R / shares in Units, $ / shares in Units, R in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 ZAR (R) R / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 R / shares	Jun. 30, 2024 $ / shares
Intrinsic value
Share Price | (per share)	R 78.76		$ 4.42	R 138.1	$ 10.14
Prescribed officers | Awards with renewable energy CPT deferred
Number
Balance at the end of the year	12,565	12,565
V Bester
Number
Balance at beginning of the year	20,927	20,927
Awards granted	60,437	60,437
Effect of corporate performance targets	(351)	(351)
Dividend equivalents	2,864	2,864
Awards settled	(6,262)	(6,262)
Balance at the end of the year	77,615	77,615
Intrinsic value
Balance at beginning of the year | R	R 2,890
Awards granted | R	8,941
Change in value | R	(5,343)
Effect of corporate performance targets | R	(35)
Dividend equivalents | R	283
Awards settled | R	(623)
Balance at the end of the year | R	R 6,113
AGM Gerber
Number
Awards granted	85,378	85,378
Balance at the end of the year	85,378	85,378
Intrinsic value
Awards granted | R	R 709
Change in value | R	(332)
Balance at the end of the year | R	R 377
C Herrmann
Number
Balance at beginning of the year	58,840	58,840
Awards granted	70,611	70,611
Effect of corporate performance targets	(696)	(696)
Dividend equivalents	3,007	3,007
Awards settled	(9,741)	(9,741)
Balance at the end of the year	122,021	122,021
Intrinsic value
Balance at beginning of the year | $		$ 597
Awards granted | $		587
Change in value | $		(597)
Effect of corporate performance targets | $		(5)
Dividend equivalents | $		23
Awards settled | $		(66)
Balance at the end of the year | $		$ 539
CK Mokoena
Number
Balance at beginning of the year	127,621	127,621
Awards granted	54,144	54,144
Effect of corporate performance targets	(2,810)	(2,810)
Dividend equivalents	6,282	6,282
Awards settled	(22,268)	(22,268)
Balance at the end of the year	162,969	162,969
Intrinsic value
Balance at beginning of the year | R	R 17,624
Awards granted | R	8,010
Change in value | R	(11,369)
Effect of corporate performance targets | R	(277)
Dividend equivalents | R	620
Awards settled | R	(1,773)
Balance at the end of the year | R	R 12,835
SD Pillay
Number
Balance at beginning of the year	20,178	20,178
Awards granted	53,927	53,927
Effect of corporate performance targets	(208)	(208)
Dividend equivalents	1,440	1,440
Awards settled	(6,306)	(6,306)
Balance at the end of the year	69,031	69,031
Intrinsic value
Balance at beginning of the year | R	R 2,787
Awards granted | R	7,978
Change in value | R	(4,728)
Effect of corporate performance targets | R	(21)
Dividend equivalents | R	142
Awards settled | R	(721)
Balance at the end of the year | R	R 5,437
H Wenhold
Number
Balance at beginning of the year	105,070	105,070
Awards granted	39,608	39,608
Effect of corporate performance targets	(706)	(706)
Dividend equivalents	9,366	9,366
Awards settled	(30,240)	(30,240)
Balance at the end of the year	123,098	123,098
Intrinsic value
Balance at beginning of the year | R	R 14,510
Awards granted | R	5,860
Change in value | R	(8,498)
Effect of corporate performance targets | R	(70)
Dividend equivalents | R	925
Awards settled | R	(3,032)
Balance at the end of the year | R	R 9,695